Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Discontinued Operations [Abstract]
Revenue				$ 13,037
Operating Expenses:
General and administration expenses		41,681		44,272
Research and development				42,982
Total operating expenses		41,681		87,254
Income tax benefit
Income (loss) from discontinued operation, net of tax		$ (41,681)		$ (74,217)	$ 34,803	$ (78,107)